EQUITY - Summarizes information of options outstanding (Details 4) (Stock Options)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	586,566	498,566	454,566	458,566
Outstanding weighted average remaining contractual life (in years)	1 year 1 month 10 days
US$ 1.77
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	80,000
Outstanding weighted average remaining contractual life (in years)	8 months 23 days
US $3.67
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	36,000
Outstanding weighted average remaining contractual life (in years)	1 year 14 days
US $11.65
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	73,700
Outstanding weighted average remaining contractual life (in years)	3 months 18 days
US $15.28
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	17,500
Outstanding weighted average remaining contractual life (in years)	3 months 18 days
US $7.68
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	203,200
Outstanding weighted average remaining contractual life (in years)	1 year 1 month 6 days
US $10.83
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	44,000
Outstanding weighted average remaining contractual life (in years)	3 years 3 months 12 days
US$8.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	132,166
Outstanding weighted average remaining contractual life (in years)	3 years 9 months